Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET
As of June 30, 2024 and December 31, 2023, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps.22,225,979 and Ps.20,350,819, respectively:

A.Wells unassigned to a reserve

	As of June 30,
	2024		2023
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	18,940,360	Ps.	28,388,655
Additions to construction in progress	15,850,475		18,994,442
Transfers against expenses	(10,836,456)		(15,667,953)
Transfers against fixed assets	(3,368,473)		(10,669,293)
Balance at the end of the period	Ps.	20,585,906	Ps.	21,045,851

As of June 30, 2024 and 2023, PEMEX recognized expenses related to unsuccessful wells of Ps.18,453,255 and Ps.17,105,924 respectively, directly in its statement of comprehensive income.

B.Other intangible assets

Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	As of June 30,
	2024		2023
Balance at the beginning of the year	Ps.	1,410,459	Ps.	1,636,280
Additions	324,725		297,387
Effects of foreign exchange	80,963		(161,042)
Amortization	(176,074)		(196,096)
Balance at the end of the period	Ps.	1,640,073	Ps.	1,576,529